THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC FIXED INCOME ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.7%
Domestic Fixed Income — 99.7%
Global X 1-3 Month T-Bill ETF, Cl 3(A)	263,152	$26,344
Goldman Sachs Access Treasury 0-1 Year ETF	146,414	14,633
iShares 0-3 Month Treasury Bond ETF, Cl 3(A)(B)	424,094	42,570
iShares TIPS Bond ETF(A)(B)	399,725	43,934
State Street SPDR Bloomberg 1-3 Month T-Bill ETF, Cl 3(A)(B)	642,583	58,719
State Street SPDR Portfolio Intermediate Term Treasury ETF	1,066,465	30,757
State Street SPDR Portfolio TIPS ETF(A)	1,185,645	30,767
Vanguard Intermediate-Term Treasury ETF(A)(B)	732,852	43,920

Total Exchange-Traded Funds
(Cost $291,772)		291,644

SHORT-TERM INVESTMENTS — 25.6%
First American Government Obligations Fund - Cl X, 3.67%(C)	3,344,096	3,344
Mount Vernon Liquid Assets Portfolio, 3.84%(C)(D)	71,541,767	71,542

Total Short-Term Investments
(Cost $74,886)		74,886

Total Investments - 125.3%
(Cost $366,658)		$366,530

Percentages are based on Net Assets of $292,584 (000).

(A)	This security or a partial position of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 was $70,087 (000).

(B)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(C)	The rate shown is the 7-day effective yield as of December 31, 2025.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $71,542 (000).

Cl — Class

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depositary Receipts

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC HARD ASSETS ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.4%
Domestic Commodity — 69.4%
Harbor Commodity All Weather Strategy ETF(A)(B)	1,225,797	$30,424
Pimco Commodity Strategy Active Exchange-Traded Fund(B)	354,628	9,784
Sprott Physical Gold and Silver Trust(A)(B)*	556,287	25,478
Sprott Physical Gold Trust(A)*	953,100	31,471
USCF SummerHaven Dynamic Commodity Strategy No. K-1 Fund(B)	3,486	77
		97,234

Domestic Fixed Income — 30.0%
iShares 0-5 Year TIPS Bond ETF, Cl 5	142,094	14,549
Vanguard Short-Term Inflation-Protected Securities ETF(A)	554,367	27,419
		41,968
Total Exchange-Traded Funds
(Cost $133,400)		139,202

SHORT-TERM INVESTMENTS — 4.9%
First American Government Obligations Fund - Cl X, 3.67%(C)	2,450,632	2,451
Mount Vernon Liquid Assets Portfolio, 3.84%(C)(D)	4,402,228	4,402

Total Short-Term Investments
(Cost $6,853)		6,853

Total Investments - 104.3%
(Cost $140,253)		$146,055

Percentages are based on Net Assets of $140,051 (000).

*	Non-income producing security.

(A)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(B)	This security or a partial position of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 was $4,209 (000).

(C)	The rate shown is the 7-day effective yield as of December 31, 2025.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $4,402 (000).

Cl — Class

ETF — Exchange-Traded Fund

TIPS — Treasury Inflation Protected Security

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC INTERNATIONAL EQUITY ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.5%
International Equity — 99.5%
iShares MSCI Europe Small-Capital ETF(A)	92,669	$6,352
iShares MSCI Germany ETF(A)	388,456	16,509
iShares MSCI Global Gold Miners ETF	61,084	4,498
iShares MSCI India ETF	66,208	3,579
iShares MSCI Japan Small-Capital ETF	50,582	4,644
JPMorgan BetaBuilders Japan ETF(A)(B)	329,665	21,728
SEI Select Emerging Markets Equity ETF(A)(B)	760,600	23,674
SEI Select International Equity ETF(A)(B)	1,144,408	37,230
SPDR EURO STOXX 50 ETF(A)	44,654	2,875
SPDR MSCI ACWI ex-US ETF(A)(B)	1,026,563	36,874
SPDR S&P Emerging Markets Small Cap ETF(A)	68,217	4,479
WisdomTree Europe SmallCap Dividend Fund(A)	38,585	2,772

Total Exchange-Traded Funds
(Cost $158,203)		165,214

SHORT-TERM INVESTMENTS — 14.0%
First American Government Obligations Fund - Cl X, 3.67%(C)	3,027,663	3,027
Mount Vernon Liquid Assets Portfolio, 3.84%(C)(D)	20,310,775	20,311

Total Short-Term Investments
(Cost $23,338)		23,338

Total Investments - 113.5%
(Cost $181,541)		$188,552

Percentages are based on Net Assets of $166,129 (000).

(A)	This security or a partial position of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 was $19,777 (000).

(B)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(C)	The rate shown is the 7-day effective yield as of December 31, 2025.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $20,311 (000).

ACWI — All Country World Index

Cl — Class

ETF — Exchange-Traded Fund

S&P— Standard & Poor's

SPDR — Standard & Poor's Depositary Receipts

THE ADVISORS’ INNER CIRCLE FUND II	3EDGE ASSET MANAGEMENT
DYNAMIC US EQUITY ETF
DECEMBER 31, 2025
(Unaudited)

SCHEDULES OF INVESTMENTS
Description	Shares	Fair Value (000)
EXCHANGE-TRADED FUNDS — 99.6%
Domestic Equity — 99.6%
Invesco QQQ Trust Series 1, Ser 1	5,674	$3,486
State Street Communication Services Select Sector SPDR ETF	36,788	4,331
State Street Consumer Discretionary Select Sector SPDR ETF(A)	32,446	3,874
State Street Consumer Staples Select Sector SPDR ETF	21,979	1,707
State Street Energy Select Sector SPDR ETF	23,628	1,056
State Street Financial Select Sector SPDR ETF(B)	92,314	5,056
State Street Health Care Select Sector SPDR ETF(A)(B)	34,000	5,263
State Street Industrial Select Sector SPDR ETF(A)	19,018	2,950
State Street Materials Select Sector SPDR ETF(A)	14,173	643
State Street Real Estate Select Sector SPDR ETF	16,709	674
State Street Technology Select Sector SPDR ETF(A)(B)	64,434	9,277
State Street Utilities Select Sector SPDR ETF	18,742	800

Total Exchange-Traded Funds
(Cost $36,989)		39,117

SHORT-TERM INVESTMENTS — 29.0%
First American Government Obligations Fund - Cl X, 3.67%(C)	330,815	331
Mount Vernon Liquid Assets Portfolio, 3.84%(C)(D)	11,071,768	11,072

Total Short-Term Investments
(Cost $11,403)		11,403

Total Investments - 128.6%
(Cost $48,392)		$50,520

Percentages are based on Net Assets of $39,296 (000).

(A)	This security or a partial position of this security is on loan at December 31, 2025. The total value of securities on loan at December 31, 2025 was $10,753 (000).

(B)	Represents greater than 10% of the Fund’s total investments. For further information, please go to the Fund’s website at: https://www.SEC.gov.

(C)	The rate shown is the 7-day effective yield as of December 31, 2025.

(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2025 was $11,072 (000).

Cl — Class

ETF — Exchange-Traded Fund

Ser — Series

SPDR — Standard & Poor's Depositary Receipts

EDG-QH-001-0300

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